Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 9, 2011
Registrant Name	dei_EntityRegistrantName	DREYFUS PREMIER INVESTMENT FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000881773
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 9, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 9, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

Dreyfus Emerging Asia Fund (Prospectus Summary): | Dreyfus Emerging Asia Fund
DREYFUS EMERGING ASIA FUND

                                                                          December 9, 2011

DREYFUS EMERGING ASIA FUND

Supplement to Current Prospectus

The following information supplements and supersedes any contrary information contained in the prospectus for the above-referenced fund (the “Fund”).

The Dreyfus Corporation has contractually agreed, until July 31, 2012, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions and extraordinary expenses) exceed 1.65%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011
Dreyfus Emerging Asia Fund (Prospectus Summary): | Dreyfus Emerging Asia Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	DREYFUS EMERGING ASIA FUND
Supplement Text	ck0000881773_SupplementTextBlock

                                                                          December 9, 2011

DREYFUS EMERGING ASIA FUND

Supplement to Current Prospectus

The following information supplements and supersedes any contrary information contained in the prospectus for the above-referenced fund (the “Fund”).

The Dreyfus Corporation has contractually agreed, until July 31, 2012, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions and extraordinary expenses) exceed 1.65%.

Dreyfus Emerging Asia Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DEAAX
Dreyfus Emerging Asia Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DEACX
Dreyfus Emerging Asia Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DEAIX